Other Financial Liabilities - Additional Information (Detail) - CLP ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Secured liabilities	$ 0	$ 0
Undrawn line of credits	416,862,000,000	199,271,103,000
Cash flow hedge [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	1,192,973,584,000	440,823,086,000
Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Fair value of current and non-current unsecured liabilities	1,685,679,241,000	947,565,989,000
Bank Loans [Member] | Level 2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings	$ 509,822,541,000	$ 122,000